Income Taxes (Details) - Schedule of loss before provision for income taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of loss before provision for income taxes [Abstract]
Domestic	$ (3,584)	$ (3,030)	$ (4,965)
Foreign	(30,040)	(56,444)	(49,301)
Loss before income tax	$ (33,624)	$ (59,474)	$ (54,266)